Preferred-Plus ETF
Schedule of Investments
June 30, 2025 (Unaudited)

PREFERRED STOCKS - 95.1% (j)	Shares	Value
Auto Manufacturers - 2.2%
Ford Motor Co.	–	$–
6.00%, 12/01/2059 (Callable 07/31/2025) (a)	6,638	$138,004
6.20%, 06/01/2059 (Callable 07/31/2025) (a)	6,019	126,279
		264,283

Banks - 35.4%(b)
Bank of America Corp.	–	$–
Series LL, 5.00%, Perpetual (Callable 07/31/2025) (a)	6,135	124,602
Series PP, 4.13%, Perpetual (Callable 02/02/2026) (a)	5,329	90,486
Series QQ, 4.25%, Perpetual (Callable 11/17/2026) (a)	10,692	184,972
Series SS, 4.75%, Perpetual (Callable 02/17/2027) (a)	6,433	125,186
Citigroup Capital XIII, 10.91% (3 mo. Term SOFR + 6.63%), 10/30/2040 (Callable 07/31/2025)(a)	4,197	123,476
Citizens Financial Group, Inc., Series H, 7.38%, Perpetual (Callable 07/06/2029)(a)	5,324	138,105
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual (Callable 09/01/2026) (a)	5,102	115,356
Fifth Third Bancorp, Series K, 4.95%, Perpetual (Callable 09/30/2025)(a)	4,079	80,193
First Citizens BancShares, Inc., Series A, 5.38%, Perpetual (Callable 09/15/2025)(a)	4,596	99,641
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual (Callable 09/01/2025) (a)	3,351	82,334
Series LL, 4.63%, Perpetual (Callable 06/01/2026) (a)	10,290	201,170
Series MM, 4.20%, Perpetual (Callable 09/01/2026) (a)	7,891	141,328
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 12/15/2027) (a)	9,149	221,314
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual (Callable 12/15/2026) (a)	5,112	124,733
M&T Bank Corp., Series J, 7.50%, Perpetual (Callable 06/15/2029)(a)	4,155	108,861
Merchants Bancorp	–	$–
8.25% to 10/1/2027 then 5 yr. CMT Rate + 4.34%, Perpetual (Callable 10/01/2027) (a)	2,829	70,159
Series C, 6.00%, Perpetual (Callable 04/01/2026) (a)	3,195	61,983
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual (Callable 09/30/2027) (a)	4,517	99,961
Morgan Stanley	–	$–
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual (Callable 10/15/2025) (a)(c)	6,171	155,077
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual (Callable 04/15/2027) (a)(c)	7,267	170,048
Series O, 4.25%, Perpetual (Callable 01/15/2027) (a)	6,097	104,990
Series P, 6.50%, Perpetual (Callable 10/15/2027) (a)	4,900	126,077
Old National Bancorp, Series C, 7.00%, Perpetual (Callable 08/20/2025)(a)	6,135	152,025
Regions Financial Corp., Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual (Callable 05/15/2029) (a)	6,135	146,442
State Street Corp., Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual (Callable 03/15/2026)(a)(c)	4,027	87,466
Synovus Financial Corp., Series E, 8.40% to 07/01/2029 then 5 yr. CMT Rate + 4.13%, Perpetual (Callable 07/01/2029) (a)	10,071	257,516
Truist Financial Corp., Series R, 4.75%, Perpetual (Callable 09/01/2025)(a)	6,531	123,828
US Bancorp, Series K, 5.50%, Perpetual (Callable 07/31/2025)(a)	6,135	135,829
Wells Fargo & Co., Series DD, 4.25%, Perpetual (Callable 09/15/2026)(a)	6,135	105,829
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual (Callable 11/15/2025) (a)	5,112	129,078
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual (Callable 09/30/2026) (a)	7,538	164,479
Wintrust Financial Corp., Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual (Callable 07/15/2025) (a)	6,258	158,828
		4,211,372

Commercial Services - 0.4%
Triton International Ltd., 7.63%, Perpetual (Callable 03/15/2030)(a)	2,000	47,700

Diversified Financial Services - 8.0%
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053 (Callable 09/15/2028) (a)	4,385	114,141
Capital One Financial Corp.	–	$–
Series I, 5.00%, Perpetual (Callable 09/01/2025) (a)	5,182	97,940
Series J, 4.80%, Perpetual (Callable 09/01/2025) (a)	3,112	55,300
Series L, 4.38%, Perpetual (Callable 09/01/2026) (a)	3,700	60,569
Stifel Financial Corp., Series D, 4.50%, Perpetual (Callable 08/15/2026)(a)	9,117	154,351
Synchrony Financial	–	$–
Series A, 5.63%, Perpetual (Callable 08/15/2025) (a)	6,762	124,421
Series B, 8.25% to 5/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual (Callable 05/15/2029) (a)	7,506	186,449
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (Callable 09/15/2029) (a)	6,581	156,628
		949,799

Electric - 8.8%
Algonquin Power & Utilities Corp., Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 10/01/2025 (Callable 10/01/2025)(a)(c)	6,258	157,451
Brookfield BRP Holdings Canada, Inc.	–	$–
4.88%, Perpetual (Callable 12/09/2026) (a)	6,962	112,576
4.63%, Perpetual (Callable 04/30/2026) (a)	3,430	54,023
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 07/11/2025)(a)	3,069	68,132
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%, 05/15/2064 (Callable 07/31/2025)(a)	5,112	121,972
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual (Callable 09/15/2025) (a)	5,112	115,224
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (Callable 03/15/2026) (a)	5,216	118,925
SCE Trust VIII, Series N, 6.95%, Perpetual (Callable 05/13/2029)(a)	5,324	114,040
Sempra, 5.75%, 07/01/2079 (Callable 07/31/2025)(a)	6,135	126,074
Southern Co., Series 2020, 4.95%, 01/30/2080 (Callable 07/30/2025)(a)	3,069	60,766
		1,049,183

Insurance - 19.1%
AEGON Funding Co. LLC, 5.10%, 12/15/2049 (Callable 09/15/2025)(a)	4,794	93,579
Allstate Corp., Series J, 7.38%, Perpetual (Callable 07/15/2028)(a)	4,690	122,362
American National Group, Inc.	–	$–
Series ., 7.38%, Perpetual (Callable 01/15/2030) (a)	3,000	78,210
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual (Callable 09/01/2025) (a)	7,168	179,917
Aspen Insurance Holdings Ltd.	–	$–
7.00%, Perpetual (Callable 11/30/2029) (a)	4,052	96,032
Series **, 5.63%, Perpetual (Callable 07/31/2025) (a)	3,069	61,564
Athene Holding Ltd., Series A, 6.35% to 06/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (Callable 06/30/2029) (a)(c)	10,207	246,703
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual (Callable 07/31/2025)(a)	4,741	94,062
Brighthouse Financial, Inc.	–	$–
6.25%, 09/15/2058 (Callable 07/31/2025) (a)	3,471	66,227
Series B, 6.75%, Perpetual (Callable 07/31/2025) (a)	7,309	141,210
Series C, 5.38%, Perpetual (Callable 12/25/2025) (a)	3,699	54,708
Equitable Holdings, Inc., Series A, 5.25%, Perpetual (Callable 09/15/2025)(a)	7,010	143,214
F&G Annuities & Life, Inc., 7.30%, 01/15/2065 (Callable 01/15/2030)(a)	3,425	83,433
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual (Callable 03/30/2028) (a)	7,280	184,330
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062 (Callable 03/15/2027) (a)	4,596	110,304
Lincoln National Corp., Series D, 9.00%, Perpetual (Callable 12/01/2027)(a)	4,689	124,774
MetLife, Inc.	–	$–
Series E, 5.63%, Perpetual (Callable 07/31/2025) (a)	5,682	134,038
Series F, 4.75%, Perpetual (Callable 09/15/2025) (a)	6,223	121,286
Prudential Financial, Inc., 5.63%, 08/15/2058 (Callable 07/31/2025)(a)	2,950	69,355
Reinsurance Group of America, Inc., 5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (Callable 06/15/2026) (a)(c)	2,909	71,416
		2,276,724

Investment Companies - 1.0%
Brookfield Oaktree Holdings LLC, Series B, 6.55%, Perpetual (Callable 07/31/2025)(a)	5,069	110,606

Office-Business Equipment - 0.6%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (Callable 07/30/2025)(a)	3,940	73,442

REITS - 13.2%
AGNC Investment Corp., Series F, 9.21% (3 mo. Term SOFR + 4.96%), Perpetual (Callable 07/31/2025)(a)	7,162	179,838
Annaly Capital Management, Inc.	–	$–
Series F, 9.55% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 07/31/2025) (a)	2,983	75,142
Series I, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 07/31/2025) (a)	3,034	76,426
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual (Callable 10/12/2026) (a)	7,106	144,323
Digital Realty Trust, Inc., Series L, 5.20%, Perpetual (Callable 07/31/2025)(a)	8,009	160,020
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual (Callable 11/16/2026)(a)	3,012	44,758
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual (Callable 04/16/2026)(a)	6,714	135,623
MFA Financial, Inc., Series C, 9.90% (3 mo. Term SOFR + 5.61%), Perpetual (Callable 07/30/2025)(a)	5,231	123,033
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual (Callable 05/13/2026)(a)	6,135	107,669
Public Storage	–	$–
Series M, 4.13%, Perpetual (Callable 08/14/2025) (a)	1,076	17,840
Series S, 4.10%, Perpetual (Callable 01/13/2027) (a)	6,776	109,907
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual (Callable 11/15/2026) (a)	5,375	128,678
Sachem Capital Corp.	–	$–
6.00%, 12/30/2026 (Callable 07/30/2025) (a)	2,953	64,198
Series A, 7.75%, Perpetual (Callable 06/29/2026) (a)	3,135	47,495
Vornado Realty Trust	–	$–
Series N, 5.25%, Perpetual (Callable 11/24/2025) (a)	8,185	135,134
Series O, 4.45%, Perpetual (Callable 09/22/2026) (a)	1,778	25,603
		1,575,687

Savings & Loans - 3.0%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual (Callable 09/01/2027) (a)	8,716	210,056
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (Callable 03/17/2027) (a)(c)	7,266	149,752
		359,808

Telecommunications - 3.4%
AT&T, Inc.	–	$–
Series A, 5.00%, Perpetual (Callable 07/31/2025) (a)	1,199	24,160
Series C, 4.75%, Perpetual (Callable 07/31/2025) (a)	5,811	110,990
Telephone and Data Systems, Inc., Series UU, 6.63%, Perpetual (Callable 03/31/2026)(a)	6,135	118,344
United States Cellular Corp., 5.50%, 03/01/2070 (Callable 03/01/2026)(a)	7,475	153,387
		406,881
TOTAL PREFERRED STOCKS (Cost $12,639,972)		11,325,485

CONVERTIBLE PREFERRED STOCKS - 2.5%
Banks - 2.0%
Bank of America Corp., Series L, 7.25%, Perpetual (a)	101	122,513
Wells Fargo & Co., Series L, 7.50%, Perpetual (a)	99	116,239
		238,752

Software - 0.5%
MicroStrategy, Inc., 8.00%, Perpetual (a)	445	53,850
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $282,943)		292,602

PURCHASED OPTIONS - 0.0%(d)(e)	Notional Amount	Contracts
Put Options - 0.0%(e)			$–
S&P 500 Mini Index (f)(g)		–	$–
Expiration: 07/18/2025; Exercise Price: $485.00(h)	$1,164,000	24	276
Expiration: 08/01/2025; Exercise Price: $495.00(h)	1,584,000	32	1,008
Expiration: 08/15/2025; Exercise Price: $495.00(h)	1,584,000	32	1,792
TOTAL PURCHASED OPTIONS (Cost $7,933)			3,076

SHORT-TERM INVESTMENTS - 1.3%		Shares
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.25% (i)		155,208	155,208
TOTAL SHORT-TERM INVESTMENTS (Cost $155,208)			155,208

TOTAL INVESTMENTS - 98.9% (Cost $13,086,056)			11,776,371
Other Assets in Excess of Liabilities - 1.1%			135,135
TOTAL NET ASSETS - 100.0%			$11,911,506
two			–%
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2025 is $8,708,996 which represented 73.1% of net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(i)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(j)
Variable rates for Preferred Stocks will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Preferred Stocks that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR that have transitioned to SOFR as the base lending rate.

Preferred-Plus ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Mini Index (a)(b)		–	$–
Expiration: 07/18/2025; Exercise Price: $568.00	$(1,363,200)	(24)	$(1,140)
Expiration: 08/01/2025; Exercise Price: $580.00	(1,856,000)	(32)	(6,672)
Expiration: 08/15/2025; Exercise Price: $580.00	(1,856,000)	(32)	(10,896)
TOTAL WRITTEN OPTIONS (Premiums received $48,955)			$(18,708)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Preferred-Plus ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$11,325,485	$–	$–	$11,325,485
Convertible Preferred Stocks	292,602	–	–	292,602
Purchased Options	–	3,076	–	3,076
Money Market Funds	155,208	–	–	155,208
Total Investments	$11,773,295	$3,076	$–	$11,776,371

Liabilities:
Investments:
Written Options	$–	$(18,708)	$–	$(18,708)
Total Investments	$–	$(18,708)	$–	$(18,708)

Refer to the Schedule of Investments for further disaggregation of investment categories.